S000000853 [Member] Investment Risks - Parnassus Mid Cap Fund	Dec. 31, 2025
Equity Securities Risk [Member]
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Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

Small and Mid Capitalization Company Risk [Member]
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Small- and Mid‑Capitalization Company Risk. The Fund invests primarily in mid‑capitalization companies and may also invest in small- capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid‑capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, smaller capitalization companies tend to perform poorly during times of economic stress.

Management Risk [Member]
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Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

Sustainable Business Practice Risk [Member]
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Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

Foreign Non U S Securities Risk [Member]
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Foreign (Non‑U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency. The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

American Depositary Receipts ADR Risk [Member]
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American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Tax Law Change Risk [Member]
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Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Stock Market Risk [Member]
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Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions (including the threat or actual imposition of tariffs), ongoing armed conflicts and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices. The Fund may make substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset classes or sectors, which would subject the Fund to proportionately higher exposure to the risks of that particular market, industry, group of industries, country, region, group of countries, asset classes or sectors than a fund that invests more broadly.

Risk Lose Money [Member]
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Risk [Text Block]	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.